Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 022
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The ATI 401(k) Savings Plan (the Plan) is a defined contribution plan and is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Plan’s sponsor is ATI Inc. (ATI, the Plan Sponsor, or the Company). The Plan includes all eligible, non-represented employees of ATI’s U.S. operations. The Plan is a multiple employer plan and includes non-represented employees of a 50% owned ATI joint venture, A&T Stainless. The following brief description of the Plan is provided for general information purposes only. Participants should refer to the summary plan description for more complete information regarding eligibility, vesting, contributions, and withdrawals.
Individual accounts are maintained for each participant, reflecting the participant’s before-tax and after-tax contributions, rollover contributions, Company matching contributions, and account earnings. The Plan’s income and any related administrative expenses are allocated to participant accounts based on the proportionate value of the participant’s accounts to the total market value of all accounts.
Amounts up to 80% of a participant’s compensation, as defined in the Plan agreement, can be contributed by the participant in any combination of after-tax and before-tax contributions for each period, subject to limitations imposed by the Internal Revenue Code ($23,500 for calendar year 2025). Catch up contributions of $7,500 were available to participants 50 years or older in 2025. Catch up contributions of $11,250 were available to participants aged 60 to 63 in 2025. Participants are allowed to rollover existing qualified retirement funds into the Plan. The Plan allows participants to direct their contributions, and contributions made on their behalf, to any of the investment options offered by the Plan. Unless otherwise specified by the participant, contributions are made to the Qualified Default Investment Alternative, which is the Vanguard Target Retirement Fund that most closely matches the participant’s 65th birthday year. The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan. Automatically enrolled participants have their deferral rate set at 5% of eligible compensation and their contributions invested in the Qualified Default Investment Alternative until changed by the participant.
Effective March 25, 2025, the Plan was amended, requiring Company match contribution made on behalf of participants hired on or after May 1, 2025 to be subject to a 2-year cliff vesting schedule, whereby such contributions become fully vested after two years of service. Participants hired prior to May 1, 2025, are 100% vested in the Company match contribution immediately. Additionally, in the event of retirement, disability, or death, a participant shall have a fully vested interest in his or her account, regardless of the matching contribution vesting schedule.
Participants are 100% vested in their own contributions and associated investment performance at all times. In addition, all employees in the Plan are immediately vested in the Company non-elective contribution. Payment of Company contributions for participants are made each pay period and are as follows:
•Company match contributions at a rate of 100% on up to 4% of the employee’s eligible earnings deferral, excluding catch up contributions;
•Non-elective base contributions of 4% of eligible earnings.

Participant forfeitures are used to reduce future employer contributions or in the absence of such contributions, are distributed equally to certain Plan participants.

A participant may borrow the lesser of $50,000 or 50% of their account balance minus any outstanding loans. The loan amounts are further limited to a minimum of $1,000 and a maximum of $50,000, and an employee can obtain no more than two loans at one time. Loans are repayable through payroll deductions over periods ranging up to 60 months for general purpose loans and up to 180 months for residential loans. The interest rate is determined at the issuance of the loans and is fixed over the life of the note.

Participants, while employed, may withdraw all or a portion of their after-tax contributions and may also withdraw all or a portion of their before-tax contributions in the event of demonstrated financial hardship, as defined by the Plan. After age 59 1/2, a participant may withdraw the vested portion of their account.
Payments of benefits are available by request upon termination due to retirement, disability, death, or other voluntary or involuntary termination of employment. Distributions can be made in the form of a lump sum or installments.
Effective July 1, 2024 the Plan was amended to allow for qualified birth and adoption distributions up to $5,000 during the one year period after the birth or adoption and for domestic abuse withdrawals for up to the lesser of $10,000 or one half of the participants vested account balance.
All expenses incurred in the administration of the Plan, including those charged by the Plan’s trustees are paid by the Plan, except as paid for or reimbursed by the Company. Through June 30, 2024, Benefit Trust Company was the Plan’s trustee for the Company stock fund and the Plan’s trustee for all other Plan assets was AON Trust Company. Effective July 1, 2024, Empower Trust Company became the Plan’s trustee for all Plan assets. Empower Trust Company remained the Plan's trustee for all Plan assets in 2025.